Cover	Oct. 05, 2020
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2020
Entity File Number	000-50633
Entity Registrant Name	Cytokinetics, Incorporated
Entity Central Index Key	0001061983
Entity Tax Identification Number	94-3291317
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	280 East Grand Avenue
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	624-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	CYTK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false